Profit Sharing Plans	12 Months Ended
Dec. 31, 2010
Profit Sharing Plans
Profit Sharing Plans

13.                               Profit Sharing Plans

The Company sponsors the EarthLink, Inc. 401(k) Plan (“Plan”), which qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the Plan, participating employees may defer a portion of their pretax earnings up to the Internal Revenue Service annual contribution limit. The Company makes a matching contribution of 50% of the first 6% of base compensation that a participant contributes to the Plan. The Company’s matching contributions vest over four years from the participant’s date of hire. The Company contributed $1.3 million, $1.2 million and $0.9 million during the years ended December 31, 2008, 2009 and 2010, respectively.